Document and Entity Information	Aug. 11, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001647639
Document Type	8-K
Document Period End Date	Aug. 11, 2025
Entity Registrant Name	Upstart Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39797
Entity Tax Identification Number	46-4332431
Entity Address, Address Line One	2950 S. Delaware Street
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	(833)
Local Phone Number	212-2461
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	UPST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false